Supplemental Information on Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Reserve Quantities [Line Items]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure
Capitalized costs relating to gas-producing activities are as follows:

	As of December 31,
(in thousands)	2015	2014
Proved properties	$1,811,279	$1,195,274
Unproved properties	1,071,523	1,003,449
	2,882,802	2,198,723
Accumulated depreciation and depletion	(501,958)	(215,905)
Net capitalized costs	$2,380,844	$1,982,818

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure
Costs incurred for property acquisitions, exploration and development are as follows:

	For the Years Ended December 31,
(in thousands)	2015	2014	2013
Acquisitions:
Proved leaseholds	$—	$439,284	$—
Unproved leaseholds	100,172	233,185	305,000
Development costs	616,836	734,106	184,217
Exploration costs:
Geological and geophysical	1,276	4,018	9,951

Results of Operations for Oil and Gas Producing Activities Disclosure
Results of operations related to natural gas production are as follows:

	For the Years Ended December 31,
(in thousands)	2015	2014	2013
Revenues	$452,962	$385,438	$88,106
Production costs	201,980	67,032	18,300
Exploration costs	3,137	4,018	9,951
Depreciation, depletion and amortization	308,194	151,900	31,467
Incentive unit expense	33,873	86,020	—
Restricted unit expense	—	—	32,906
Impairment of gas properties	18,250	—	—
Impairment of goodwill	294,908	—	—
Acquisition costs	108	820	—
(Gain) loss from sale of interest in gas properties	(953)	—	4,230
Other expense	6,028	—	—
General and administrative expenses	78,592	46,229	13,778
Income tax expense	6,039	38,871	—
Results of operations from producing activities	$(497,194)	$(9,452)	$(22,526)

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities
Reserve quantity information is as follows:

	For the Years Ended December 31,
(in MMcfe)	2015	2014	2013 (1)
Proved developed and undeveloped reserves:
Beginning of year	1,306,571	382,660	304,272
Acquisitions	—	282,391	—
Extensions and discoveries	869,038	692,239	100,626
Revision of previous estimates	(274,249)	47,018	757
Production	(201,328)	(97,737)	(22,995)
End of year	1,700,032	1,306,571	382,660

Proved developed reserves:
End of year	1,014,873	644,149	144,309
Proved undeveloped reserves:
End of year	685,159	662,422	238,351

(1)	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure
Information with respect to the Company’s estimated discounted future net cash flows related to its proved natural gas and oil reserves is as follows:

	As of December 31,
(in thousands)	2015	2014	2013 (1)
Future cash inflows	$4,497,738	$5,904,380	$1,496,294
Future production costs	(2,378,541)	(2,161,926)	(517,101)
Future development costs	(545,988)	(610,179)	(219,879)
Future income tax expense	—	(745,022)	—
Future net cash flows	1,573,209	2,387,253	759,314
10% annual discount for estimated timing of cash flows	(686,936)	(1,079,499)	(342,150)
Standardized measure of discounted future net cash flows (2)	$886,273	$1,307,754	$417,164

(1)	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.

(2)
Does not include the effects of income taxes on future revenues at December 31, 2013 because that period reflects the result of Rice Drilling B, our accounting predecessor, which was and currently is a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Rice Drilling B’s equity holders. However, in connection with the closing of our IPO, as a result of the corporate reorganization, the Company became the sole member of Rice Drilling B. The Company is a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income. Therefore, the cumulative effect of future income tax expense for the periods presented was included at December 31, 2015 and 2014.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
The following are the principal sources of changes in the standardized measure of discounted future net cash flows:

	For the Years Ended December 31,
(in thousands)	2015	2014		2013 (1)
Balance at beginning of period	$1,307,754	$417,164		$102,218
Net change in prices and production costs	(949,774)	81,558		101,345
Net change in future development costs	4,251	(181,813)		29,336
Natural gas and oil net revenues	(312,269)	(291,023)		(68,135)
Extensions	370,636	930,534		114,489
Acquisitions	—	375,865	(2)	—
Revisions of previous quantity estimates	(274,503)	37,435		1,133
Previously estimated development costs incurred	122,532	62,653		66,894
Net change in taxes	436,319	(436,319)		—
Accretion of discount	174,407	70,937		10,230
Changes in timing and other	6,920	240,763		59,654
Balance at end of period	$886,273	$1,307,754		$417,164

(1)	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.

(2)	Reflects the purchase of the remaining 50% interest in the Marcellus joint venture in January 2014 and the Greene County acreage acquisition in August 2014.

(3)
Does not include the effects of income taxes on future revenues at December 31, 2013 because that period reflects the result of Rice Drilling B, our accounting predecessor, which was and currently is a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Rice Drilling B’s equity holders. However, in connection with the closing of our IPO, as a result of the corporate reorganization, the Company became the sole member of Rice Drilling B. The Company is a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income. Therefore, the cumulative effect of future income tax expense for the periods presented was included at December 31, 2015 and 2014.

Marcellus Joint Venture
Reserve Quantities [Line Items]
Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure
Costs incurred for property acquisitions, exploration and development related to the Company’s Marcellus joint venture are as follows (represents Rice Drilling B’s proportionate share):

(in thousands)	For the Year Ended December 31, 2013
Acquisitions:
Unproved leaseholds	$—
Development costs	46,571
Exploration costs:
Geological and geophysical	—
Total costs incurred	$46,571

Results of Operations for Oil and Gas Producing Activities Disclosure
The following table presents the Company’s share of the results of operations related to natural gas production of the Marcellus joint venture (represents Rice Drilling B’s proportionate share):

(in thousands)	For the Year Ended December 31, 2013
Revenues	$45,339
Production costs	12,557
Impairment of oil and gas properties	—
Depreciation, depletion and accretion	12,500
General and administrative expenses	1,557
Results of operations from producing activities	$18,725

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities
Reserve quantity information is as follows for the Marcellus joint venture (represents Rice Drilling B’s proportionate share):

Natural Gas (MMcf)
(in thousands)	For the Year Ended December 31, 2013
Proved developed and undeveloped reserves:
Beginning of year	128,118
Extensions and discoveries	19,812
Revision of previous estimates	(26,803)
Production	(11,443)
End of year	109,684
Proved developed reserves:
End of year	52,370
Proved undeveloped reserves:
End of year	57,314

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure
Information with respect to the Company’s share of the Marcellus joint venture’s estimated discounted future net cash flows related to its proved natural gas reserves is as follows:

(in thousands)	As of December 31, 2013
Future cash inflows	$427,167
Future production costs	(132,427)
Future development costs	(46,344)
Future net cash flows	248,396
10% annual discount for estimated timing of cash flows	(102,293)
Standardized measure of discounted future net cash flows (1)	$146,103

(1)
Does not include the effects of income taxes on future revenues at December 31, 2013 because that period reflects the result of Rice Drilling B, our accounting predecessor, which was and currently is a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Rice Drilling B’s equity holders. However, in connection with the closing of our IPO, as a result of the corporate reorganization, the Company became the sole member of Rice Drilling B. The Company is a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
The following is for the Marcellus joint venture (represents Rice Drilling B’s proportionate share), the principal sources of changes in the standardized measure of discounted future net cash flows:

(in thousands)	For the Year Ended December 31, 2013
Balance at beginning of period	$71,077
Net change in prices and production costs	81,974
Net change in future development costs	2,781
Natural gas net revenues	(32,782)
Extensions	18,950
Revisions of previous quantity estimates	(14,752)
Previously estimated development costs incurred	31,253
Accretion of discount	7,111
Changes in timing and other	(19,509)
Balance at end of period	$146,103